Fair Value (Schedule Of Face And Fair Value Of Debt) (Q1) (Details) - USD ($) $ in Thousands	Mar. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Debt Instrument [Line Items]
Debt Instrument, Unamortized Discount	$ 9,700	$ 6,768
Face Value	4,278,800	3,488,800	$ 3,033,800
Fair Value	4,070,858	3,315,467	2,775,644
Fixed Rate [Member]
Debt Instrument [Line Items]
Face Value	4,083,800	3,033,800	3,033,800
Fair Value	3,875,858	2,860,467	2,775,644
Variable Rate [Member]
Debt Instrument [Line Items]
Face Value	195,000	455,000	0
Fair Value	$ 195,000	$ 455,000	$ 0